SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Segment Information to Consolidated Information

Financial information for each operating segment was as follows for the years ended December 31, 2015, 2016, and 2017:

(in US$ thousands)	Digital entertainment	Cloud service business	Total
2015:
Net revenue from external customers	$8,545	$1,706	$10,251
Loss from operations	$(12,735)	$(1,240)	$(13,975)
Share-based compensation	$6	$(23)	$(17)
Impairment loss on property, plant and equipment	$—	$60	$60
Impairment loss on intangible assets	$—	$5	$5
Impairment loss on prepaid licensing and royalty fees	$4,187	$—	$4,187
Interest income	$12	$—	$12
Interest expense	$128	$1	$129
Gain on disposal of marketable securities - net	$19,939	$—	$19,939
Foreign exchange gain (loss)	$(145)	$—	$(145)
Net gain (loss) on equity investments	$(600)	$—	$(600)
Impairment loss on marketable securities and investments	$1,290	$—	$1,290
Depreciation	$233	$40	$273
Amortization, including intangible assets	$212	$32	$244
Income tax expense (benefits)	$(14)	$—	$(14)

(in US$ thousands)	Digital entertainment
2016:
Net revenue from external customers	$8,971
Loss from operations	$(3,924)
Share-based compensation	$3
Impairment loss on property, plant and equipment	$288
Impairment loss on intangible assets	$53
Impairment loss on prepaid licensing and royalty fees	$1,386
Interest income	$2
Interest expense	$—
Gain on disposal of marketable securities - net	$—
Foreign exchange gain (loss)	$(174)
Net gain (loss) on equity investments	$(1,731)
Impairment loss on marketable securities and investments	$—
Depreciation	$142
Amortization, including intangible assets	$93
Income tax expense (benefits)	$—

(in US$ thousands)	Digital entertainment
2017:
Net revenue from external customers	$11,596
Income from operations	$1,747
Share-based compensation	$1
Impairment loss on property, plant and equipment	$—
Impairment loss on intangible assets	$—
Impairment loss on prepaid licensing and royalty fees	$—
Interest income	$1
Interest expense	$1
Gain on disposal of marketable securities - net	$2
Foreign exchange gain (loss)	$(148)
Net gain (loss) on equity investments	$(24)
Impairment loss on marketable securities and investments	$52
Depreciation	$43
Amortization, including intangible assets	$12
Income tax expense (benefits)	$—

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2015	2016	2017
Loss from operations:
Total segments	$(13,975)	$(3,924)	$1,747
Adjustment*	(6,078)	(3,208)	(2,237)
Total GigaMedia consolidated	$(20,053)	$(7,132)	$(490)
Share-based compensation
Total segments	$(17)	$3	$1
Adjustment**	82	6	(8)
Total GigaMedia consolidated	$65	$9	$(7)
Impairment loss on property, plant and equipment:
Total segments	$60	$288	$—
Adjustment**	—	183	—
Total GigaMedia consolidated	$60	$471	$—
Impairment loss on intangible assets:
Total segments	$5	$53	$—
Adjustment**	—	4	—
Total GigaMedia consolidated	$5	$57	$—
Impairment loss on prepaid licensing and royalty fees:
Total segments	$4,187	$1,386	$—
Adjustment**	—	—	—
Total GigaMedia consolidated	$4,187	$1,386	$—
Interest income:
Total segments	$12	$2	$1
Adjustment**	321	300	601
Total GigaMedia consolidated	$333	$302	$602
Interest expense:
Total segments	$129	$—	$1
Adjustment**	53	81	33
Total GigaMedia consolidated	$182	$81	$34
Gain on disposal of marketable securities - net:
Total segments	$19,939	$—	$2
Adjustments**	—	—	—
Total GigaMedia consolidated	$19,939	$—	$2
Foreign exchange gain (loss):
Total segments	$(145)	$(174)	$(148)
Adjustments**	(252)	(127)	(403)
Total GigaMedia consolidated	$(397)	$(301)	$(551)

(in US$ thousands)	2015	2016	2017
Net gain (loss) on equity investments:
Total segments	$(600)	$(1,731)	$(24)
Adjustment**	—	—	—
Total GigaMedia consolidated	$(600)	$(1,731)	$(24)
Impairment loss on marketable securities and investments:
Total segments	$1,290	$—	$52
Adjustment**	—	—	—
Total GigaMedia consolidated	$1,290	$—	$52
Depreciation:
Total segments	$273	$142	$43
Adjustments**	21	20	—
Total GigaMedia consolidated	$294	$162	$43
Amortization:
Total segments	$244	$93	$12
Adjustments**	1	18	—
Total GigaMedia consolidated	$245	$111	$12
Income tax expense (benefit):
Total segments	$(14)	$—	$—
Adjustments**	(400)	(1,149)	(1,671)
Total GigaMedia consolidated	$(414)	$(1,149)	$(1,671)

*

Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. For the years ended December 31, 2015, 2016 and 2017, the compensation related items were approximately $1.3 million $1.6 million and $1.3 million, respectively; professional fees were approximately $587 thousand $612 thousand and $365 thousand, respectively; the termination charge of proposed acquisition of $2.0 million in 2015 were also included in the adjustments.

**	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

Summary of Revenues From Major Products Line

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2015	2016	2017
MahJong and casino casual games	$3,113	$2,459	$2,364
PC massively multiplayer online games	1,670	1,560	1,400
Mobile role playing games	2,807	4,674	7,776
Other games and game related revenues	955	278	56
Cloud computing services	1,706	—	—
	$10,251	$8,971	$11,596

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2015	2016	2017
Taiwan	$6,889	$2,664	$2,349
Hong Kong	3,362	6,307	9,247
	$10,251	$8,971	$11,596

Net Tangible Long-Lived Assets by Geographic Region

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2015	2016	2017
Taiwan	$1,320	$7	$62
Hong Kong	71	—	96
	$1,391	$7	$158